Details of Significant Accounts - Accounts receivable, additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Accounts receivable	$ 6,992	$ 7,756	$ 6,568
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	$ 6,992	$ 7,756